United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/18

Date of Reporting Period: Quarter ended 11/30/17

Item 1.	Schedule of Investments

Federated Government Income Securities, Inc.
Portfolio of Investments
November 30, 2017 (unaudited)
Principal Amount		Value
	U.S. TREASURY—26.1%
	U.S. Treasury Bonds—8.1%
$600,000	2.250%, 8/15/2046	$530,476
1,750,000	2.500%, 2/15/2045	1,637,713
1,000,000	2.500%, 5/15/2046	933,483
1,250,000	2.750%, 8/15/2042	1,237,207
1,525,000	2.875%, 8/15/2045	1,536,678
500,000	3.000%, 11/15/2045	516,059
500,000	3.000%, 2/15/2047	516,167
600,000	3.500%, 2/15/2039	677,097
3,750,000	4.375%, 5/15/2040	4,774,172
650,000	4.750%, 2/15/2037	859,448
1,250,000	6.000%, 2/15/2026	1,589,117
	TOTAL	14,807,617
	U.S. Treasury Notes—18.0%
2,000,000	1.125%, 6/30/2021	1,938,606
2,500,000	1.125%, 7/31/2021	2,420,071
2,000,000	1.250%, 5/31/2019	1,985,377
1,500,000	1.375%, 2/29/2020	1,484,567
4,000,000	1.375%, 9/30/2020	3,942,800
500,000	1.500%, 8/15/2026	464,816
2,250,000	1.625%, 7/31/2020	2,235,293
1,000,000	1.625%, 5/15/2026	941,431
1,500,000	1.875%, 1/31/2022	1,487,442
500,000	1.875%, 2/28/2022	495,619
1,000,000	1.875%, 3/31/2022	990,576
1,000,000	2.000%, 8/31/2021	998,545
4,500,000	2.000%, 2/15/2023	4,460,990
750,000	2.000%, 2/15/2025	733,682
1,500,000	2.000%, 11/15/2026	1,450,570
2,000,000	2.125%, 7/31/2024	1,978,594
2,500,000	2.250%, 11/15/2024	2,489,160
1,000,000	2.250%, 8/15/2027	984,444
600,000	2.250%, 11/15/2027	591,234
1,000,000	2.375%, 5/15/2027	995,867
	TOTAL	33,069,684
	TOTAL U.S. TREASURY (IDENTIFIED COST $47,120,505)	47,877,301
	ASSET-BACKED SECURITIES—3.3%
	Auto Receivables—2.3%
1,570,000	Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,587,344
2,650,000	Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	2,681,955
	TOTAL	4,269,299
	Other—1.0%
500,945	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	505,098
758,742	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	764,289

Principal Amount		Value
	ASSET-BACKED SECURITIES—continued
	Other—continued
$516,814	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	$520,997
	TOTAL	1,790,384
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,994,868)	6,059,683
	GOVERNMENT AGENCIES—6.4%
	Federal Home Loan Mortgage Corporation—3.9%
7,000,000	2.375%, 1/13/2022	7,072,322
	Federal National Mortgage Association—1.3%
2,500,000	2.125%, 4/24/2026	2,423,648
	Tennessee Valley Authority Bonds—1.2%
2,200,000	2.875%, 2/1/2027	2,245,703
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $11,653,191)	11,741,673
	MORTGAGE-BACKED SECURITIES—41.3%
	Federal Home Loan Mortgage Corporation—18.2%
2,850,312	3.000%, 8/1/2043	2,860,760
2,387,118	3.000%, 5/1/2045	2,388,408
3,797,839	3.000%, 1/1/2047	3,789,804
2,133,837	3.500%, 4/1/2042	2,201,715
1,670,419	3.500%, 7/1/2042	1,723,556
2,301,714	3.500%, 9/1/2043	2,370,976
3,148,800	4.000%, 12/1/2041	3,316,551
358,781	4.000%, 1/1/2042	377,895
123,617	4.500%, 4/1/2024	129,457
694,243	4.500%, 9/1/2039	745,289
517,942	4.500%, 8/1/2040	555,701
759,257	4.500%, 9/1/2040	814,609
1,309,214	4.500%, 12/1/2040	1,404,659
2,096,041	4.500%, 4/1/2041	2,248,192
18,375	5.000%, 7/1/2019	18,649
34,862	5.000%, 7/1/2020	35,738
1,218,493	5.000%, 1/1/2034	1,323,878
326,536	5.000%, 5/1/2034	354,782
88,273	5.000%, 1/1/2036	96,139
320,330	5.000%, 4/1/2036	348,656
211,234	5.000%, 4/1/2040	229,849
284,954	5.000%, 5/1/2040	309,798
384,931	5.000%, 7/1/2040	418,491
58,420	5.500%, 4/1/2021	60,687
219,472	5.500%, 3/1/2029	240,754
1,883,506	5.500%, 5/1/2034	2,091,485
157,058	5.500%, 11/1/2037	174,988
146,534	6.000%, 4/1/2036	165,445
5	7.000%, 9/1/2030	5
314,002	7.000%, 12/1/2031	367,270
142,997	7.000%, 1/1/2032	167,706
36,995	7.000%, 1/1/2032	43,392
100,896	7.000%, 4/1/2032	111,745
314,881	7.000%, 4/1/2032	369,604
120,031	7.000%, 4/1/2032	139,753
851,622	7.000%, 4/1/2032	994,537

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$216,711		7.000%, 4/1/2032	$251,865
121,601		8.000%, 2/1/2031	144,365
		TOTAL	33,387,153
		Federal National Mortgage Association—18.0%
3,500,458		3.000%, 2/1/2045	3,500,983
2,000,604		3.500%, 4/1/2026	2,068,046
3,667,073		3.500%, 8/1/2042	3,787,735
3,248,696		3.500%, 8/1/2043	3,359,653
1,927,550		3.500%, 2/1/2047	1,976,970
631,196		4.000%, 2/1/2041	664,689
354,134		4.000%, 12/1/2041	373,235
1,687,709		4.000%, 12/1/2041	1,777,265
2,520,919		4.000%, 2/1/2042	2,690,374
1,639,476		4.000%, 3/1/2042	1,727,907
1,359,061		4.000%, 4/1/2042	1,432,579
457,403		4.500%, 12/1/2019	464,169
175,843		4.500%, 10/1/2040	188,656
1,063,712		4.500%, 4/1/2041	1,142,547
2,915,080		4.500%, 12/1/2041	3,129,759
41,488		5.000%, 12/1/2023	43,768
784,753		5.000%, 7/1/2034	853,522
388,364		5.500%, 9/1/2034	431,755
257,220		5.500%, 1/1/2036	285,928
223,515		5.500%, 4/1/2036	248,408
859,975		5.500%, 4/1/2036	955,181
71,039		6.000%, 10/1/2036	80,820
75,933		6.000%, 9/1/2037	86,036
274,605		6.000%, 10/1/2037	311,288
124,306		6.000%, 11/1/2037	140,996
307,177		6.000%, 11/1/2037	348,670
167,007		7.000%, 1/1/2031	195,714
6,504		7.000%, 3/1/2031	6,773
38,119		7.000%, 3/1/2032	44,706
226,278		7.500%, 7/1/2028	257,879
217,534		7.500%, 2/1/2030	254,896
9,783		8.000%, 2/1/2030	11,672
30,724		8.000%, 10/1/2030	36,364
		TOTAL	32,878,943
		Government National Mortgage Association—5.1%
2,000,000	[1]	3.000%, 12/20/2047	2,015,051
1,428,530		3.500%, 12/15/2040	1,482,323
1,483,588		3.500%, 8/20/2047	1,544,032
4,000,000	[1]	3.500%, 12/20/2047	4,135,312
2,251		5.500%, 5/20/2018	2,264
2,413		6.000%, 5/15/2024	2,600
12,887		7.000%, 1/15/2028	14,845
21,980		7.000%, 3/15/2028	25,303
21,620		7.000%, 10/15/2028	24,956
2,330		7.500%, 7/15/2029	2,704
5,589		7.500%, 7/15/2029	6,554

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$2,874		7.500%, 8/15/2029	$3,359
3,799		7.500%, 9/15/2029	4,434
5,792		7.500%, 7/15/2030	6,868
20,249		7.500%, 1/15/2031	24,121
10,905		8.500%, 2/15/2030	12,485
1,839		11.000%, 6/15/2019	1,930
		TOTAL	9,309,141
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $72,573,246)	75,575,237
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.7%
		Federal Home Loan Mortgage Corporation—0.2%
335,475	[2]	REMIC 3331 FC, 1.680% (1-month USLIBOR +0.430%), 6/15/2037	337,528
		Non-Agency Mortgage-Backed Securities—2.5%
191,023		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	145,926
490,309		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	497,028
1,188,230		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,202,259
196,059		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	198,713
688,862		Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	710,563
1,775,248		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,799,513
		TOTAL	4,554,002
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,919,988)	4,891,530
		COMMERCIAL MORTGAGE-BACKED SECURITIES—17.8%
		Agency Commercial Mortgage-Backed Securities—17.8%
1,500,000		FHLMC REMIC K015 A2, 3.230%, 7/25/2021	1,542,780
1,096,971		FHLMC REMIC K017 A1, 1.891%, 12/25/2020	1,095,128
2,900,613		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	2,907,965
5,336,442		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	5,344,756
3,036,490		FHLMC REMIC K720 A1, 2.316%, 11/25/2021	3,041,353
2,325,000		FHLMC REMIC K504 A2, 2.566%, 9/25/2020	2,346,323
2,250,000		FHLMC REMIC K054 A2, 2.745%, 1/25/2026	2,226,524
3,439,345		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	3,464,686
3,436,168		FHLMC REMIC K060 A1, 2.958%, 7/25/2026	3,494,433
3,990,652		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	3,996,900
3,263,371		FNMA REMIC 2012-M1 A1, 1.811%, 10/25/2021	3,238,508
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $33,059,831)	32,699,356
		INVESTMENT COMPANY—5.7%
10,397,948	[3]	Federated Government Obligations Fund, Premier Shares, 0.97%[4] (IDENTIFIED COST $10,397,948)	10,397,948
		TOTAL INVESTMENT IN SECURITIES—103.3% (IDENTIFIED COST $185,719,577)	189,242,728
		OTHER ASSETS AND LIABILITIES - NET—(3.3)%[5]	(6,015,243)
		TOTAL NET ASSETS—100%	$183,227,485
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Affiliated holding.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2017, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 2/28/2017	1,847,979
Purchases/Additions	42,007,824
Sales/Reductions	(33,457,855)
Balance of Shares Held 11/30/2017	10,397,948
Value	$10,397,948
Change in Unrealized Appreciation/Depreciation	$NA
Net Realized Gain/(Loss)	$NA
Dividend Income	$25,779
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$47,877,301	$—	$47,877,301
Asset-Backed Securities	—	6,059,683	—	6,059,683
Government Agencies	—	11,741,673	—	11,741,673
Mortgage-Backed Securities	—	75,575,237	—	75,575,237
Collateralized Mortgage Obligations	—	4,891,530	—	4,891,530
Commercial Mortgage-Backed Securities	—	32,699,356	—	32,699,356
Investment Company	10,397,948	—	—	10,397,948
TOTAL SECURITIES	$10,397,948	$178,844,780	$—	$189,242,728
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2018